Equity Method Investment (Details)	Dec. 31, 2015 USD ($)
Assets
Current assets	$ 31,163
Property and equipment, net	1,271,617
Other long-term assets	38,359
Total Assets	1,341,139
LIABILITIES AND MEMBERS' EQUITY
Current liabilities	235,662
Notes payable, long-term	2,000,826
Other long-term liabilities	36,027
Members' deficit	(931,376)
Total Liabilities and Members' Equity	$ 1,341,139